LAND USE RIGHTS (Land use rights)	12 Months Ended
Dec. 31, 2013
Land use rights
Land use rights
LAND USE RIGHTS

10.LAND USE RIGHTS

Land use rights and their related accumulated amortization as of December 31, 2012 and 2013 are as follows:

	December 31,
	2012	2013
	US$	US$
Land use right	47,521	47,521
Less: Accumulated amortization	(4,614)	(5,778)
Foreign currency translation adjustment	5,733	7,219
Total	48,640	48,962

The estimated annual amortization expenses for each of the five succeeding fiscal years are as follows:

US$
2014	1,192
2015	1,192
2016	1,192
2017	1,192
2018	1,192